CONCESSION ARRANGEMENTS RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about service concession arrangements [abstract]
Disclosure of detailed information about service concession arrangements [text block]
The following table shows the changes in the financial assets in concession arrangements registered for Grupo Aval’s subsidiaries in the years ended at December 31, 2017 and 2016:

	At fair value		At amortized cost		Total
Balance at January 1, 2015	Ps.	1,738,598	Ps.	119,337	Ps.	1,857,935
Additions or new concession arrangements		-		369,983		369,983
Collections during the year		-		(400,703)		(400,703)
Adjustment to fair value credited to income		153,094		-		153,094
Changes in accounting estimates (1)		-		(111,432)		(111,432)
Accrued interest		-		65,679		65,679
Balance at December 31, 2015	Ps.	1,891,692	Ps.	42,864	Ps.	1,934,556
Additions or new concession arrangements		-		408,040		408,040
Collections during the year		-		(327,607)		(327,607)
Adjustment to fair value credited to income		180,982		-		180,982
Accrued interest		-		79,944		79,944
Balance at December 31, 2016	Ps.	2,072,674	Ps.	203,241	Ps.	2,275,915
Additions or new concession arrangements (2)		-		698,749		698,749
Collections during the year		-		(162,271)		(162,271)
Adjustment to fair value credited to income		209,937		-		209,937
Accrued interest		-		46,299		46,299
Balance at December 31, 2017	Ps.	2,282,611	Ps.	786,018	Ps.	3,068,629

(1)
During 2015, the subsidiaries Estudios, Proyectos e Inversiones de los Andes S.A. and Proyectos de Infraestructura S.A. reassessed the allocation of the fair value of two mixed concession contracts, between the financial asset and the intangible asset that arise from the contract, as a result of clarifications made to the contracts due to requirements for additional work. As a result, it was determined to perform an adjustment to their carrying amount by a reclassification of the amount of Ps. 111,432 from the financial assets at amortized cost included in other accounts receivable, to intangible assets.

(2)
The Corporación Financiera Colombiana - Corficolombiana S.A., acquired an additional 40% of the Concesionaria Vial del Pacífico S.A.S. and an additional 40% of the Concesionaria Nueva Vía al Mar S.A.S., both domiciled in Colombia, increasing amortized cost in Ps. 396,467 (this acquisition is considered non-significant).

Disclosure of detailed information about intangible assets [text block]
The following table shows the a roll-forward of in the main concession agreements of Grupo Aval’s subsidiaries under intangible assets during the years ended at December 31, 2017, 2016 and 2015:

	Promigas S.A. and subsidiaries		Concesionaria Vial de los Andes S.A.		Proyectos de Infraestructura S.A. – Pisa and subsidiaries		Episol S.A.S. and subsidiaries		Total
Cost
At December 31, 2015	Ps.	1,884,476	Ps.	554,037	Ps.	262,406	Ps.	72,391	Ps.	2,773,310
Additions		421,202		96,621		11,150		83,206		612,179
Reclassification to PPE		68,587		-		3		1		68,591
Withdrawals / Sales		(4,334)		(17)		-		-		(4,351)
At December 31, 2016	Ps.	2,369,931	Ps.	650,641	Ps.	273,559	Ps.	155,598	Ps.	3,449,729
Additions		193,489		82,629		29,305		305,486		610,909
Reclassification to PPE		(14,408)		-		-		-		(14,408)
Withdrawals / Sales		(1,915)		(1,590)		-		-		(3,505)
Foreign exchange adjustment		(1,041)		-		-		-		(1,041)
At December 31, 2017	Ps.	2,546,056	Ps.	731,680	Ps.	302,864	Ps.	461,084	Ps.	4,041,684

Accumulated Amortization
At December 31, 2015		(149,743)	Ps.	(210,657)	Ps.	(18,971)	Ps.	(3,237)	Ps.	(382,608)
Amortization of the year		(100,850)		(148,749)		(9,485)		(1,583)		(260,667)
Reclassification to PPE		(2,111)		-		(2)		-		(2,113)
Withdrawals / sales		973		-		-		-		973
At December 31, 2016	Ps.	(251,731)	Ps.	(359,406)	Ps.	(28,458)	Ps.	(4,820)	Ps.	(644,415)
Amortization of the year		(119,549)		(153,212)		(10,083)		(1,645)		(284,489)
Reclassification to PPE		841		-		-		-		841
Withdrawals / sales		630		-		-		-		630
Foreign exchange adjustment		(84)		-		-		-		(84)
At December 31, 2017	Ps.	(369,893)	Ps.	(512,618)	Ps.	(38,541)	Ps.	(6,465)	Ps.	(927,517)

Total Intangible Assets
Balance at December 31, 2015	Ps.	1,734,733	Ps.	343,380	Ps.	243,435	Ps.	69,154	Ps.	2,390,702
Cost		485,455		96,604		11,153		83,207		676,419
Amortization		(101,988)		(148,749)		(9,487)		(1,583)		(261,807)
Balance at December 31, 2016	Ps.	2,118,200	Ps.	291,235	Ps.	245,101	Ps.	150,778	Ps.	2,805,314
Cost		176,125		81,039		29,305		305,486		591,955
Amortization		(118,162)		(153,212)		(10,083)		(1,645)		(283,102)
Balance at December 31, 2017	Ps.	2,176,163	Ps.	219,062	Ps.	264,323	Ps.	454,619	Ps.	3,114,167

Disclosure of detailed information about activity of income and costs incurred in construction stage on concession arrangements [Text Block]
The following is the activity of income and costs incurred in the construction stage of the concession arrangements:

Accumulated income recorded in the income statement

	Promigas S.A. and Subsidiaries		Concesionaria Vial de los Andes S.A.		Proyectos de Infraestructura S.A.		Episol S.A.S. and Subsidiaries		Concesionaria Nueva Vía al Mar S.A.S.		Concesionaria Vial del Pacifico S.A.S.		Total
Balance at January 1, 2015		318,699		229,729		-		80,042		-		-		628,470
Income from concession contracts during the period		52,507		480,901		13,874		50,353		-		-		597,635
Income from toll during the period		-		230,348		197,648		-		-		-		427,995
Administration, Operation and maintenance (AOM) fees during the period		-		-		-		4,401		-		-		4,401
Financial income during the period		153,093		63,563				4		-		-		216,660
Movement during the period		205,600		774,811		211,522		54,758		-		-		1,246,691
Balance at December 31, 2015	Ps.	524,299	Ps.	1,004,540	Ps.	211,522	Ps.	134,800	Ps.	-	Ps.	-	Ps.	1,875,161
Income from concession contracts during the period		583,018		334,762		77,466		150,147		-		-		1,145,393
Income from toll during the period		-		215,319		213,294		73,922		-		-		502,535
Administration, Operation and maintenance (AOM) fees during the period		-		-		-		37,436		-		-		37,436
Financial income during the period		180,982		-		-		-		-		-		180,982
Adjustment for interest during the period		-		68,237		-		3,351		-		-		71,588
Movement during the period	Ps.	764,000	Ps.	618,318	Ps.	290,760	Ps.	264,856	Ps.	-	Ps.	-	Ps.	1,937,934
Balance at December 31, 2016	Ps.	1,288,299	Ps.	1,622,858	Ps.	502,282	Ps.	399,656	Ps.	-	Ps.	-	Ps.	3,813,095
Income from concession contracts during the period		193,185		217,954		51,939		413,203		104		63,149		939,534
Income from toll during the period		-		236,790		228,643		40,841		-		-		506,274
Administration, Operation and maintenance (AOM) fees during the period		-		-		-		67,468		919		-		68,387
Financial income during the period		209,936		-		-		-		-		-		209,936
Adjustment for interest during the period		-		24,439		-		20,780		1,080		-		46,299
Movement during the period	Ps.	403,121	Ps.	479,183	Ps.	280,582	Ps.	542,292	Ps.	2,103	Ps.	63,149	Ps.	1,770,430
Balance at December 31, 2017	Ps.	1,691,420	Ps.	2,102,041	Ps.	782,864	Ps.	941,948	Ps.	2,103	Ps.	63,149	Ps.	5,583,525

Costs incurred in the concession, recorded in the statement of income

	Promigas S.A. and Subsidiaries		Concesionaria Vial de los Andes S.A.		Proyectos de Infraestructura S.A.		Episol S.A.S. and Subsidiaries		Concesionaria Nueva Vía al Mar S.A.S.		Concesionaria Vial Del Pacifico S.A.S.		Total
Balance at January 1, 2015		160,772		219,083		-		-		-		-		379,855
Construction cost incurred during the period		52,507		480,901		13,874		-		-		-		547,282
Financial cost incurred during the period		771		38,022		-		-		-		-		38,793
Movement during the period		53,278		518,923		13,874		-		-		-		586,075
Balance at December 31, 2015	Ps.	214,050	Ps.	738,006	Ps.	13,874	Ps.	-	Ps.	-	Ps.	-	Ps.	965,930
Construction cost incurred during the period		583,018		334,762		77,466		150,147		-		-		1,145,393
Financial cost incurred during the period		2,398		37,793		-		-		-		-		40,191
Movement during the period	Ps.	585,416	Ps.	372,555	Ps.	77,466	Ps.	150,147	Ps.	-	Ps.	-	Ps.	1,185,584
Balance at December 31, 2016	Ps.	799,466	Ps.	1,110,561	Ps.	91,340	Ps.	150,147	Ps.	-	Ps.	-	Ps.	2,151,514
Construction cost incurred during the period		193,185		209,055		51,939		214,105		104		11,993		680,381
Financial cost incurred during the period		3,308		-		-		39,388		4,908		-		47,604
Movement during the period	Ps.	196,493	Ps.	209,055	Ps.	51,939	Ps.	253,493	Ps.	5,012	Ps.	11,993	Ps.	727,985
Balance at December 31, 2017	Ps.	995,959	Ps.	1,319,616	Ps.	143,279	Ps.	403,640	Ps.	5,012	Ps.	11,993	Ps.	2,879,499